Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The following information is being provided as required by Item 402(x) of Regulation S-K. The Company’s long-standing practice has been to grant equity compensation on a pre-determined schedule at approximately the same time each year, with interim or off-cycle grants being reviewed and approved by the Committee as circumstances warrant. During 2024, the Company did not grant stock options or stock appreciation rights to its employees. The Committee and the Board did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and for 2024, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company’s long-standing practice has been to grant equity compensation on a pre-determined schedule at approximately the same time each year, with interim or off-cycle grants being reviewed and approved by the Committee as circumstances warrant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee and the Board did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024,
MNPI Disclosure Timed for Compensation Value	false